Shareholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 22, 2014	Dec. 05, 2014	Mar. 26, 2014	Dec. 31, 2013	Mar. 14, 2013
Class of Stock [Line Items]
Common stock, shares authorized	3,500,000,000				3,500,000,000
Common stock, par value	$ 0.01				$ 0.01
Common stock, shares outstanding	1,118,227,559
Stock Repurchase Program, Authorized Amount				$ 1,740,000,000		$ 1,350,000,000
Treasury Stock, Shares, Acquired	46,208,832.000000
Treasury Stock Acquired, Average Cost Per Share	$ 36.13
Stock Repurchased During Period, Value	1,670,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	425,000,000
Preferred stock, shares authorized (shares)	100,000,000				100,000,000
Preferred stock, par value (usd per share)	$ 0.01				$ 0.01
Redeemable noncontrolling interests	$ 229,000,000				$ 230,000,000
Series A Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)		$ 1,011.11
Preferred Stock, Dividend Rate, Per Normal Preferred Capital Security		$ 10.1111
Dividends Payable, Date of Record			Dec. 05, 2014
Preferred Stock Dividend Payment Date		Dec. 22, 2014
Depository Share, Portion of Preferred Stock Share, Percent		1.00%
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)		$ 1,300
Preferred Stock, Dividend Rate, Per Depositary Share		$ 0.3250
Dividends Payable, Date of Record			Dec. 05, 2014
Preferred Stock Dividend Payment Date		Dec. 22, 2014
Depository Share, Portion of Preferred Stock Share, Percent		0.025%
Series D Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)		$ 2,250
Preferred Stock, Dividend Rate, Per Depositary Share		$ 22.50
Dividends Payable, Date of Record			Dec. 05, 2014
Preferred Stock Dividend Payment Date		Dec. 22, 2014
Depository Share, Portion of Preferred Stock Share, Percent		1.00%
Basel I
Class of Stock [Line Items]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets					6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets					10.00%
Basel I
Class of Stock [Line Items]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%
The Bank of New York Mellon | Basel I
Class of Stock [Line Items]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets					6.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets					4.00%
Capital Required to be Well Capitalized to Risk Weighted Assets					10.00%
Capital Required for Capital Adequacy to Risk Weighted Assets					8.00%
Tier One Leverage Capital Required to be Well Capitalized					5.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets					3.00%
The Bank of New York Mellon | Basel I
Class of Stock [Line Items]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Tier One Leverage Capital Required to be Well Capitalized	5.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%